Climate change and energy transition - Number of EU ETS quotas utilised and related monetary amounts recognised (Details) quota in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) quota	Dec. 31, 2024 USD ($) quota
Number of EU ETS quotas
Opening balance at 1 January (in quotas)	10,147	8,576
Allocated free quotas (in quotas)	2,991	5,940
Purchased quotas on the ETS market (in quotas)	5,815	5,641
Sold quotas on the ETS market (in quotas)	0	0
Returned excess free quotas (in quotas)	(171)	(203)
Settled quotas (offset against emissions) (in quotas)	(9,103)	(9,807)
Closing balance at 31 December (in quotas)	9,679	10,147
Value of quotas
Opening balance at 1 January | $	$ 19	$ 93
Purchased quotas on the ETS market | $	499	392
Settled quotas (offset against emissions) | $	(499)	(467)
Closing balance at 31 December | $	$ 19	$ 19